Cover	6 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-1
Entity Registrant Name	Dynatrace, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Central Index Key	0001773383